LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

OF THE FUNDS LISTED IN SCHEDULE A AND

SCHEDULE B (EACH A “FUND”)

This supplement announces a reduction in the sales charge payable on purchases of each Fund’s Class A shares in amounts over $100,000. The following changes are effective September 13, 2019.

1.	For each Fund listed in Schedule A:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

The following replaces the corresponding information provided with respect to Class A shares in the section of the Fund’s Prospectus titled “Comparing the fund’s classes”:

	Initial sales charge	Contingent deferred sales charge
Class A	Up to 4.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $250,000 or more	1.00% on purchases of $250,000 or more if you redeem within 18 months of purchase; waived for certain investors

The following replaces the table included in the section of the Fund’s Prospectus titled “Sales charges – Class A shares”:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Service Agent commission as a % of offering price
Less than $100,000	4.25	4.44	4.25
$100,000 but less than $250,000	3.25	3.36	3.25
$250,000 or more[1]	0	0	up to 1.00

[1]

The distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $250,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

The following replaces the comparable paragraph with respect to the Fund in the section of the Fund’s Statement of Additional Information titled “Purchase of Shares”:

Class A and Class A2 Shares. Purchases of Class A or Class A2 shares of $250,000 or more will be made at NAV without any initial sales charge on purchases but are subject to a contingent deferred sales charge on redemptions made within 18 months of purchase (except for purchases made through LMIS Accounts). The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

2.	For each Fund listed in Schedule B:

The following supersedes any information to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

You may buy Class A shares in amounts of $250,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

The following replaces the corresponding information provided with respect to Class A shares in the section of the Fund’s Prospectus titled “Comparing the fund’s classes”:

	Initial sales charge	Contingent deferred sales charge
Class A	Up to 2.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $250,000 or more	0.50% on purchases of $250,000 or more if you redeem within 18 months of purchase; waived for certain investors

The following replaces the table included in the section of the Fund’s Prospectus titled “Sales charges – Class A shares”:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Service Agent commission as a % of offering price
Less than $100,000	2.25	2.30	2.25
$100,000 but less than $250,000	1.50	1.52	1.50
$250,000 or more[1]	0	0	up to 0.50

[1]

The distributor may pay a commission of up to 0.50% to a Service Agent for purchase amounts of $250,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

The following replaces the comparable paragraph with respect to the Fund in the section of the fund’s Statement of Additional Information titled “Purchase of Shares”:

Class A and Class A2 Shares. Purchases of Class A or Class A2 shares of $250,000 or more will be made at NAV without any initial sales charge on purchases but are subject to a contingent deferred sales charge on redemptions made within 18 months of purchase (except for purchases made through LMIS Accounts). The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Please retain this supplement for future reference.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset California Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Municipal High Income Fund	November 30, 2018
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 31, 2018
Western Asset Pennsylvania Municipals Fund	August 1, 2019

Schedule B

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019

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